Federated Hermes Government Reserves Fund Average Annual Total Returns - A C and F Shares [Member]	12 Months Ended	60 Months Ended	113 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
A
Prospectus [Line Items]
Average Annual Return, Percent	4.44%	1.95%	1.30%
Performance Inception Date			Jul. 20, 2015
C
Prospectus [Line Items]
Average Annual Return, Percent	4.05%	1.74%	1.15%
Performance Inception Date			Jul. 20, 2015
F
Prospectus [Line Items]
Average Annual Return, Percent	4.44%	1.95%	1.30%
Performance Inception Date			Jul. 20, 2015